CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation to Amounts on Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents	¥ 5,791,333	$ 815,692	¥ 4,271,899		¥ 2,864,543
Restricted cash	267,271	37,644	88,796		80,800
Total cash, cash equivalents, and restricted cash	¥ 6,058,604	$ 853,336	¥ 4,360,695	$ 614,191	¥ 2,945,343	¥ 2,707,148